General Information - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) Entity Steel_Plant Office	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of general information [Line Items]
Number of associates and joint ventures | Entity	111
Number of operational steel plants | Steel_Plant	2
Increase in ownership interests in subsidiaries	₩ 163,707	₩ (7,894)	₩ 1,155,254
Dividends paid by subsidiaries	70,087	75,830	₩ 437,194
POSCO ENGINEERING & CONSTRUCTION., LTD., PT PEN INDONESIA and others [member]
Disclosure of general information [Line Items]
Increase in ownership interests in subsidiaries	₩ 16,288
POSCO processing &service and others [member]
Disclosure of general information [Line Items]
Increase in ownership interests in subsidiaries		₩ 8,650
Domestic [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity	40
Foreign [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity	139
Number of operational offices | Office	6
Korea [member]
Disclosure of general information [Line Items]
Number of operational offices | Office	1